Inventories, Net - Schedule of Inventories Write Down (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Schedule of Inventories [Abstract]
Balance at beginning of the year presented	$ (12,288)	$ (4,749)	$ (4,749)
Write-down provided during the year			(7,594)
Write-offs during the period/year	12,443
Foreign currency translation adjustment	(155)		55
Balance at end of the period/year presented			$ (12,288)